Document and Entity Information	Sep. 14, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN TOWER CORP /MA/
Amendment Flag	false
Entity Central Index Key	0001053507
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14195
Entity Tax Identification Number	65-0723837
Entity Address, Address Line One	222 Berkeley Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	375-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AMT
Security Exchange Name	NYSE
A 0450 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.450% Senior Notes due 2027
Trading Symbol	AMT 27C
Security Exchange Name	NYSE
A 0400 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.400% Senior Notes due 2027
Trading Symbol	AMT 27D
Security Exchange Name	NYSE
A 4125 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2027
Trading Symbol	AMT 27F
Security Exchange Name	NYSE
A 0500 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2028
Trading Symbol	AMT 28A
Security Exchange Name	NYSE
A 0875 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Senior Notes due 2029
Trading Symbol	AMT 29B
Security Exchange Name	NYSE
A 0950 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.950% Senior Notes due 2030
Trading Symbol	AMT 30C
Security Exchange Name	NYSE
A 3.900 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Senior Notes due 2030
Trading Symbol	AMT 30D
Security Exchange Name	NYSE
A 4625 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2031
Trading Symbol	AMT 31B
Security Exchange Name	NYSE
A 1.000 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2032
Trading Symbol	AMT 32
Security Exchange Name	NYSE
A 3.625 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2032
Trading Symbol	AMT 32B
Security Exchange Name	NYSE
A 1250 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Senior Notes due 2033
Trading Symbol	AMT 33
Security Exchange Name	NYSE
A 4.000 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2033
Trading Symbol	AMT 33D
Security Exchange Name	NYSE
A 4.100 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.100% Senior Notes due 2034
Trading Symbol	AMT 34A
Security Exchange Name	NYSE